UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Report to Shareholders

Cash Reserves Fund	April 30, 2018

T. ROWE PRICE CASH RESERVES FUND

HIGHLIGHTS

■	The Federal Reserve raised the federal funds target rate twice during the six-month period ended April 30, 2018, and other short-term interest rates also increased.
■	The Cash Reserves Fund performed approximately in line with its Lipper peer group during the first half of the fund’s fiscal year.
■	The fund’s weighted average maturity is positioned to allow the portfolio to reinvest a large portion of its assets prior to each Fed rate hike, which allows the fund to aggressively buy securities when market rates adjust higher.

■	We expect the Fed’s methodical approach to raising rates to continue through 2018, and we are positioning the fund for two more rate increases this year.

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*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global markets experienced an abrupt reversal in early 2018, as a prolonged stretch of slow and steady gains in many equity markets gave way to a spike in volatility. In February, the S&P 500 Index broke its longest streak of positive monthly total returns on record and briefly declined by over 10% from its recent highs, putting it in correction territory. Overseas markets broadly followed Wall Street lower, and global stocks remained volatile through April. Strong results from November through January helped most markets end with gains for the first half of your fund’s fiscal year, however.

Several factors appeared to have unsettled investors, but the impact of tighter monetary policy and fears about heightened trade tensions were primary among them. Data in early February showing faster wage gains in the U.S. fostered speculation that the Federal Reserve might accelerate its pace of interest rate hikes in order to fight inflation. While most other central banks continued to keep short-term rates steady at very low levels, longer-term rates in many countries crept up as economic growth solidified. Investors around the world began to consider how the normalization of monetary policy might potentially impact stock and bond prices.

Uncertainties deepened in early March after the Trump administration surprised many with the announcement of tariffs on imported steel and aluminum, only to later grant select trading partners temporary exemptions. The trade conflict between China and the U.S. intensified, however, with the U.S. announcing additional tariffs on Chinese goods and China responding with its own tariffs in a tit-for-tat escalation that proceeded through April.

World currencies fluctuated amid increased market volatility, geopolitical swings, and concerns about rising U.S. protectionism. The greenback began to strengthen late in the period as the 10-year U.S. Treasury yield broke through 3%; but for the full six months ended April 30, the dollar declined almost 4% against the euro, British pound, and Japanese yen. The rise in other currencies boosted returns for U.S. investors in overseas markets.

Emerging markets, supported by good earnings growth, proved resilient for much of the period and outperformed their developed peers over the last six months. Oil exporters and other commodity producers benefited from rising prices, and improving fiscal conditions lowered borrowing costs in a number of emerging economies. The month of April proved tougher for emerging markets, though, as U.S. yields and the dollar began to rise.

Notably, the shift in market sentiment beginning in February did not correspond to a widespread deterioration in economic conditions or corporate fundamentals. Indeed, corporate profit growth accelerated across many markets, and the world’s major economies continued to expand in sync for the first time in several years. Market strength in the first three months of the period was largely based on the expectation of this improvement; conversely, weakness in the back half of the period appears to have largely reflected growing skepticism about whether this pace of improvement is sustainable.

Time will tell if the recent turbulence was signaling trouble ahead or if the market was simply consolidating the strong gains over the past several years before moving higher. Among the developments we will be watching closely are election results in the U.S., Europe, and elsewhere, and whether a continuing populist backlash results in a wave of protectionism. On the economic front, the possibility that inflation finally takes hold in developed markets and how consumers and businesses adjust to an end of extreme monetary accommodation will help determine if growth can sustain its momentum. In historical terms, equity and bond valuations remain generally elevated, posing the risk that asset prices won’t keep pace with improving fundamentals over the short term.

Many investors have been asking our view on the recent return to more normal levels of market volatility. It’s important to underscore that volatility, while sometimes unsettling, can be the friend of long-term, patient investors. More volatility can benefit active management, and I am confident that our dedicated, worldwide team of investment professionals are taking advantage of this period to discover new opportunities. Moreover, I have no doubt that your fund’s experienced manager will continue to make the best use of those insights, putting the long-term interests of our shareholders above the short-term instincts that too often drive markets.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

FUND COMMENTARY

Q: How did the fund perform in the past six months?

The Cash Reserves Fund returned 0.58% in the six months ended April 30, 2018. The fund performed roughly in line with the Lipper Money Market Funds Index. Past performance cannot guarantee future results.

Q: What factors influenced the fund’s performance?

The Federal Reserve remained active during the reporting period and raised rates by 25 basis points (0.25 percentage point) in both December and March, which lifted the federal funds target rate to a range of 1.50% to 1.75% by the end of April. Other short-term interest rates also increased. The yield on the 90-day Treasury bill increased from 1.15% to 1.87%, while the six-month Treasury bill yield rose from 1.28% to 2.04%. By properly anticipating the Fed rate hikes, the fund was well positioned to take advantage of the higher rates.

Additionally, multiple supply and demand factors conspired to push the three-month LIBOR (the London interbank offered rate), a reference rate for bank funding levels, higher than normal. This occurred during a time when the fund had ample capacity to invest in bank and finance company debt to take advantage of the attractive levels. Those investments contributed to the performance of the fund over the reporting period.

Q: How is the fund positioned?

The fund’s weighted average maturity is positioned to allow the portfolio to reinvest a large portion of its assets prior to each Fed rate hike. This allows the fund to aggressively buy securities when market rates adjust higher due to the increases in the fed funds rate. With the Fed content to raise rates only once a quarter, we tend to invest heavily around Fed meeting dates, then allow the fund’s weighted average maturity to draw down somewhat in anticipation of the next rate increase.

The fund also employs a strategy of buying some adjustable rate debt that resets periodically based on LIBOR. This allows the portfolio an opportunity to pick up higher rates automatically throughout the life of the security.

As shown in the Security Diversification exhibit, commercial paper and medium-term notes made up just over half the fund’s net assets at the end of the reporting period. Municipal obligations represented about a quarter of the portfolio’s net assets.

Q: What is portfolio management’s outlook?

The Fed’s projections and many market participants’ expectations, including ours, are for the Fed to raise rates again in June and September of this year. With this forecast, the fund is maintaining a weighted average maturity that accommodates our desire to buy when securities fully price in these rate expectations. The weighted average maturity can be slightly longer than that of our average competitor because of the extended period (typically three months) between the meetings at which the Fed announces rate increases. To balance the longer average maturities, the fund strives to maintain a high degree of liquidity, and our focus remains on principal stability and high-quality investments.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISK OF INVESTING IN A NONGOVERNMENT MONEY FUND

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Victory Receivables, 2.01%, 5/21/18 (1)	16,750	16,731
Total Asset-Backed Commercial Paper (Cost $200,461)		**200,461**

CERTIFICATES OF DEPOSIT 5.6%

BMO Harris Bank, 1.93%, 5/14/18 (2)	18,000	18,000
BMO Harris Bank, 2.38%, 7/5/18 (2)	6,200	6,200
BNP Paribas, FRN, 3M USD LIBOR + 0.16%, 2.431%, 9/24/18 (3)	14,600	14,600
HSBC Bank, FRN, 3M USD LIBOR + 0.25%, 2.552%, 3/29/19 (2)	17,500	17,500
KBC Bank, 1.72%, 5/1/18 (3)	20,000	20,000
KBC Bank, 2.27%, 7/30/18 (3)	10,500	10,500
Oversea Chinese Banking, 2.00%, 5/23/18 (3)	1,000	1,000
Oversea Chinese Banking, 2.25%, 6/22/18 (3)	10,000	10,000
Royal Bank of Canada, FRN, 3M USD LIBOR + 0.28%, 2.528% 3/20/19 (3)	13,000	13,000
Wells Fargo Bank, 1.85%, 6/1/18 (2)	15,500	15,500
Wells Fargo Bank, FRN, 1M USD LIBOR + 0.13%, 2.027% 5/10/18 (2)	6,640	6,640
Total Certificates of Deposit (Cost $132,940)		**132,940**

FINANCIAL COMPANY COMMERCIAL PAPER 23.6%

ABN AMRO Funding, 2.041%, 8/8/18 (1)	7,500	7,458
ABN AMRO Funding, 2.213%, 6/21/18 (1)	4,800	4,785
ABN AMRO Funding, 2.359%, 7/23/18 (1)	11,400	11,338
Australia & New Zealand Banking, 2.243%, 6/22/18 (1)	23,500	23,424
Australia & New Zealand Banking, 2.258%, 6/25/18 (1)	600	598
Bank of New York Mellon, 2.243%, 6/20/18	23,400	23,327
BNP Paribas, 2.313%, 7/17/18 (1)	9,600	9,553
BPCE, 1.842%, 6/4/18 (1)	22,500	22,461
BPCE, 2.346%, 8/6/18 (1)	1,500	1,491
Commonwealth Bank of Australia, 2.057%, 5/25/18 (1)	23,500	23,468

Commonwealth Bank of Australia, 2.162%, 6/14/18 (1)	800	798
Cooperatieve Rabobank, 2.261%, 6/15/18	2,250	2,244
Cooperatieve Rabobank, 2.404%, 10/29/18	21,500	21,244
CPPIB Capital, 1.852%, 5/4/18 (1)	21,600	21,597
Credit Agricole, 1.596%, 5/3/18	20,000	19,998
Credit Agricole, 2.031%, 5/30/18	3,650	3,644
Credit Suisse, 1.627%, 5/8/18	17,700	17,694
Credit Suisse, 1.844%, 7/2/18	3,000	2,991
Credit Suisse, 1.844%, 7/5/18	1,955	1,949
Credit Suisse, 2.00%, 5/22/18	1,000	999
Danske, 2.102%, 6/4/18 (1)	4,400	4,391
Danske, 2.295%, 8/1/18 (1)	20,000	19,883
DBS Bank, 1.909%, 5/15/18 (1)	11,450	11,441
DBS Bank, 2.111%, 6/4/18 (1)	11,000	10,978
DBS Bank, 2.149%, 6/1/18 (1)	1,650	1,647
DNB Nor Bank, 1.546%, 5/7/18 (1)	22,000	21,994
ING (US) Funding, 1.621%, 7/2/18	9,840	9,813
ING (US) Funding, 1.71%, 6/6/18	445	444
ING (US) Funding, 1.862%, 6/13/18	1,681	1,677
ING (US) Funding, 1.97%, 8/10/18	5,200	5,172
ING (US) Funding, 2.189%, 6/7/18	1,200	1,197
Massachusetts Mutual Life Insurance, 1.953%, 5/18/18 (1)	7,000	6,994
Massachusetts Mutual Life Insurance, 1.953%, 5/22/18 (1)	16,800	16,781
National Australia Bank, 1.536%, 5/8/18 (1)	13,000	12,996
National Australia Bank, 1.76%, 5/24/18 (1)	590	589
National Australia Bank, 1.915%, 6/14/18 (1)	9,000	8,979
National Australia Bank, 2.243%, 6/21/18 (1)	1,000	997
Nationwide Building Society, 1.856%, 5/31/18 (1)	15,250	15,227
Nationwide Building Society, 2.071%, 8/9/18 (1)	8,300	8,253
Nordea Bank, 1.968%, 7/24/18 (1)	22,000	21,900
Nordea Bank, 2.207%, 6/20/18 (1)	1,700	1,695

OCBC, 2.111%, 6/4/18 (1)	12,000	11,976
OCBC, 2.418%, 7/11/18 (1)	750	746
Royal Bank of Canada, 2.303%, 6/22/18	10,600	10,565
Skandinaviska Enskilda Banken, 1.917%, 7/17/18 (1)	570	568
Skandinaviska Enskilda Banken, 2.273%, 6/20/18 (1)	23,400	23,327
Standard Chartered Bank, 2.057%, 6/22/18 (1)	1,650	1,645
Standard Chartered Bank, 2.162%, 6/8/18 (1)	16,000	15,964
Svenska Handelsbanken, 2.192%, 6/20/18 (1)	13,000	12,961
Svenska Handelsbanken, 2.212%, 7/23/18 (1)	11,000	10,944
Swedbank, 1.819%, 5/10/18	2,250	2,249
Swedbank, 1.851%, 6/4/18	7,000	6,988
Swedbank, 2.233%, 6/21/18	5,100	5,084
Toronto-Dominion Bank, VR, 2.17%, 9/25/18 (1)	20,000	20,000
UBS, 1.844%, 7/5/18 (1)	11,100	11,063
United Overseas Bank, 1.709%, 5/21/18 (1)	1,900	1,898
United Overseas Bank, 2.325%, 7/5/18 (1)	13,900	13,842
United Overseas Bank, 2.35%, 9/20/18 (1)	8,650	8,571
Total Financial Company Commercial Paper (Cost $562,500)		**562,500**

NON-FINANCIAL COMPANY COMMERCIAL PAPER 26.2%

Alaska Housing Finance, 2.243%, 7/23/18	10,000	9,949
American Honda, 2.162%, 6/25/18	24,000	23,921
BASF, 1.997%, 6/4/18 (1)	20,000	19,962
Baylor Scott & White Holdings, 2.028%, 5/9/18	21,000	20,991
Baylor Scott & White Holdings, 2.159%, 5/23/18	2,600	2,597
Canada, 1.904%, 6/1/18	9,000	8,985
Carolinas Healthcare System, 2.055%, 5/8/18	19,300	19,292
Caterpillar Financial Services, 2.054%, 5/21/18	14,000	13,984
Coca-Cola, 1.64%, 6/14/18 (1)	7,500	7,485
Export Development, 2.04%, 6/4/18	5,100	5,090

Export Development, 2.055%, 7/5/18	10,000	9,963
General Dynamics, 2.107%, 5/17/18 (1)	24,300	24,277
Inova Health System, 1.869%, 5/16/18	23,000	22,982
International Business Machines, 2.049%, 6/27/18 (1)	20,000	19,935
John Deere, 2.109%, 6/27/18 (1)	20,000	19,934
John Deere, 2.15%, 7/17/18 (1)	4,000	3,982
Kaiser Permanente, 1.606%, 5/2/18	23,000	22,999
KFW International Finance, 2.16%, 7/13/18 (1)	23,800	23,696
Loa Angeles Airport, Series C3, 1.869%, 5/16/18	23,000	22,982
Los Angeles Metropolitan Transportation Auth., Series ATSM 2.06%, 6/5/18	8,000	8,000
Los Angeles Metropolitan Transportation Auth., Series ATSM 2.08%, 6/5/18	13,800	13,800
Los Angeles Municipal Improvement, Series B1, 2.03% 5/30/18	9,300	9,300
Massachusetts EFA, Series A, 2.08%, 6/1/18	23,000	23,000
Massachusetts EFA, Series A, 2.15%, 6/1/18	300	300
Novartis Finance, 1.904%, 5/1/18 (1)	5,800	5,800
Ohio Higher Ed. Fac. Commission, 2.108%, 5/24/18	19,000	18,975
Paccar Financial, 2.111%, 7/27/18	3,800	3,781
Paccar Financial, 2.172%, 6/18/18	20,200	20,142
Philadelphia Airport, Series CC2, 2.38%, 7/9/18	23,000	23,000
Sanofi Aventis, 1.811%, 6/1/18 (1)	10,500	10,484
Sanofi Aventis, 1.861%, 6/5/18 (1)	13,500	13,476
Santa Clara Valley Water, Series B, 1.85%, 5/10/18	15,500	15,500
Sentara Healthcare, 2.04%, 6/5/18	10,000	10,000
Sentara Healthcare, 2.16%, 6/12/18	11,000	11,000
Siemens Capital, 2.162%, 6/26/18 (1)	20,500	20,432
South Carolina Public Service, Series BB, 2.35%, 6/27/18	10,500	10,500
Texas PFA, Series 09-A, GO, 2.00%, 5/1/18	13,000	13,000
Total Capital Canada, 2.141%, 7/10/18 (1)	6,000	5,975
Total Capital Canada, 2.152%, 7/24/18 (1)	17,800	17,711

Siemens Financieringsmaatschappij, 1.45%, 5/25/18 (4)	3,000	2,999
Total Other Instruments (Cost $101,730)		**101,730**

U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS 4.2% (5)

Royal Bank of Canada, Tri-Party, Dated 4/30/18, 1.73% Delivery Value of $100,004,806 on 5/1/18, Collateralized by U.S. Government securities, 3.00%-4.50%, 3/1/26-7/1/47 valued at $102,000,001	100,000	100,000
Total U.S. Government Agency Repurchase Agreements (Cost $100,000)		**100,000**

U.S. TREASURY DEBT 10.2%

U.S. Treasury Bills, 1.497%, 5/10/18	82,320	82,289
U.S. Treasury Bills, 1.68%, 8/2/18	30,000	29,861
U.S. Treasury Bills, 1.773%, 7/19/18	27,000	26,896
U.S. Treasury Notes, FRN, 3M UST + 0.07%, 1.909%, 4/30/19	6,000	6,001
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 1.979%, 1/31/19	68,300	68,300
U.S. Treasury Notes, FRN, 3M UST + 0.17%, 2.009%, 10/31/18	6,080	6,080
U.S. Treasury Notes, FRN, 3M UST + 0.174%, 2.013%, 7/31/18	24,600	24,600
Total U.S. Treasury Debt (Cost $244,027)		**244,027**

U.S. TREASURY REPURCHASE AGREEMENTS 1.6% (5)

Credit Agricole, Tri-Party, Dated 4/30/18, 1.73%, Delivery Value of $38,401,845 on 5/1/18, Collateralized by U.S. Government securities, 2.00%, 11/30/22, valued at $39,168,032	38,400	38,400
Total U.S. Treasury Repurchase Agreements (Cost $38,400)		**38,400**

VARIABLE RATE DEMAND NOTES 16.3%

Alaska HFC, Series B, VRDN, 1.83%, 5/7/18	13,500	13,500
Andrew W. Mellon Foundation, VRDN, 1.85%, 5/7/18	10,190	10,190
Baltimore City, Parking System Fac., VRDN, 1.79%, 5/2/18	24,500	24,500
Charlotte, Nascar, Series D, VRDN, 1.80%, 5/7/18	23,220	23,220

Colorado Housing & Fin. Auth., Multi-Family, Series B1, VRDN 1.80%, 5/2/18	23,585	23,585
Colorado Housing & Fin. Auth., Single Family, Series B1, VRDN 1.90%, 5/2/18	3,750	3,750
Illinois Fin. Auth., Carle Foundation, Series B, VRDN, 1.80% 5/7/18	20,000	20,000
Johnson City Health & Ed. Fac. Board, Series B, VRDN, 1.84% 5/2/18	10,480	10,480
Maryland CDA, Series B, VRDN, 1.85%, 5/3/18	11,900	11,900
Maryland CDA, Series F, VRDN, 1.85%, 5/7/18	8,000	8,000
Massachusetts Dev. Fin. Agency, Babson Univ., Series B VRDN, 1.81%, 5/7/18	4,800	4,800
Maumelle, Kimberly Clark, Series 2015, VRDN, 1.75% 5/2/18 (4)	15,700	15,700
Michigan Fin. Auth., School Loan, GO, VRDN, 1.84%, 5/7/18	180	180
Michigan Fin. Auth., School Loan, GO, VRDN, 1.85%, 5/7/18	25,000	25,000
Montgomery County Housing Opportunities Commission Series D, VRDN, 1.85%, 5/7/18	9,800	9,800
Montgomery County Housing Opportunities Commission Series E, VRDN, 1.85%, 5/7/18	8,315	8,315
New York Housing Dev. Corp., 201 Pearl Street, Series A VRDN, 1.74%, 5/2/18	21,420	21,420
New York State Housing Fin. Agency, Series A, VRDN, 1.80% 5/2/18	21,600	21,600
New York State Housing Fin. Agency, 606 West 57th Street Series A, VRDN, 1.79%, 5/2/18	21,000	21,000
North Hudson Sewer Auth., Series C, VRDN, 1.85%, 5/7/18	7,415	7,415
Providence Health & Services, St. Joseph Health Obligated Group, VRDN, 1.91%, 5/7/18	24,485	24,485
Southern Ute Indian Tribe, VRDN, 1.85%, 5/7/18	25,000	25,000
Triborough Bridge & Tunnel Auth., Series 2A, VRDN, 1.83% 5/7/18	6,005	6,005
Univ. of Illinois, Auxiliary Fac., Series C, VRDN, 1.80%, 5/7/18	6,815	6,815
Westchester County Healthcare, Series D, VRDN, 1.80% 5/2/18	20,000	20,000

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Cash Reserves Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Income distributions are declared daily and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. A capital gain distribution may also be declared and paid by the fund annually.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value, and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On April 30, 2018, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements The fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on Price Associates’ approved list. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At April 30, 2018, the cost of investments for federal income tax purposes was $2,417,973,000.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and other non-recurring expenses permitted by the investment management agreement are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2018, no shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. None of the Spectrum Funds or Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds and Retirement Funds.

Expenses allocated to the fund under these special servicing agreements are borne by Price Associates, pursuant to its all-inclusive fee agreement. At April 30, 2018, and during the six months then ended, no shares of the fund were held by the Spectrum Funds and Retirement Funds.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2018, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 6 - INTERFUND LENDING PROGRAM

Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended April 30, 2018, the fund earned $7,000 in interest income related to loans made to other funds on 13 days in the average amount of 7,862,000 and at an average annual rate of 2.40%. At April 30, 2018, there were no loans outstanding.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor) on behalf of the fund. In that regard, at an in-person meeting held on March 5—6, 2018 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-year, 2-year, 3-year, 4-year, 5-year, and 10-year periods as of September 30, 2017, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays the Advisor a single fee, or all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Advisor to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Advisor has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the investors in these funds, and has historically sought to set the initial all-inclusive fee rate at levels below the expense ratios of comparable funds to take into account the potential future economies of scale. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because the primary investment resources utilized to manage the fund are shared with other actively managed funds. The Board concluded that, based on the profitability data it reviewed and consistent with this all-inclusive management fee structure, the advisory fee structure for the fund continued to be appropriate.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and non-management expenses of the fund to a group of competitor funds selected by Broadridge (Expense Group); and (ii) total expenses, actual management fees, and non-management expenses of the the fund to a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate, and total expenses (all of which generally reflect the all-inclusive management fee rate and do not deduct the operating expenses paid by the Advisor as part of the overall management fee) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fifth quintile (Expense Group), the fund’s actual management fee rate ranked in the fifth quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe).

The Board requested additional information from management with respect to the fund’s relative contractual and actual management fee rates ranking in the fifth quintile and total expenses ranking in the fourth quintile, and reviewed and considered the information provided relating to the fund, other funds in the peer groups, and other factors that the Board determined to be relevant.

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account, and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) During the period, the Price Funds’ accounting agent, The Bank of New York Mellon (BNYM), converted the fund’s books and records from a legacy fund accounting system / operating model to a BNYM fund accounting system / operating model.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 15, 2018

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	June 15, 2018